Income Taxes - Components of Income Taxes (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Federal:
Current									$ 57,173	$ 79,841	$ 70,797
Deferred									21,961	3,244	10,591
Federal									79,134	83,085	81,388
State:
Current									3,600	6,636	4,987
Deferred									1,351	(518)	1,189
State									4,951	6,118	6,176
Total
Current									60,773	86,477	75,784
Deferred									23,312	2,726	11,780
Income taxes	$ 21,115	$ 22,154	$ 21,499	$ 19,317	$ 23,647	$ 21,727	$ 22,458	$ 21,371	$ 84,085	$ 89,203	$ 87,564